SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Class A Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk—Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

Changes to Disclosure Regarding More Information About Investments

Under the section entitled "More Information About Investments," the second paragraph is hereby deleted and replaced with the following:

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages portions of each Fund's assets in a way that it believes will help the Fund achieve its investment goal. In order to achieve its investment goal, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT). The multi-asset Underlying SEI Funds invest in a broad range of asset classes, while the other Underlying SEI Funds invest primarily in domestic or foreign equity securities, domestic or foreign fixed income securities, real estate investment trusts (REITs) or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment goal and strategy. These Underlying SEI Funds, in turn, invest directly in securities or other investments in accordance with their own varying investment goals and strategies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

There are no other changes in the above section.

Changes to Disclosure Regarding Underlying SEI Funds

Under the sub-section entitled "Information About the Underlying SEI Funds," under the section entitled "More Information About Investments," the following paragraphs are hereby added immediately below the disclosure for the SIT Emerging Markets Debt Fund:

Underlying Multi-Asset Funds

SIMT Multi-Asset Accumulation Fund: The SIMT Multi-Asset Accumulation Fund seeks total return, including capital appreciation and income. Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement, hedging purposes or to obtain the Fund's desired exposure to an asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AQR Capital Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Accumulation Fund.

SIMT Multi-Asset Income Fund: The SIMT Multi-Asset Income Fund seeks total return with an emphasis on current income. Under normal circumstances, the Fund will seek to generate total return with an emphasis on income by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations for income and, to a lesser extent, capital appreciation. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including asset-backed securities, mortgage-backed securities, collateralized debt and collateralized loan obligations (CDOs and CLOs, respectively), corporate and municipal bonds and debentures, structured notes, construction loans, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may invest up to 25% of its assets in master limited partnership units (MLPs) and may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the 1940 Act. Such investment may include open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. Guggenheim Partners Asset Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Income Fund.

SIMT Multi-Asset Inflation Managed Fund: The SIMT Multi-Asset Inflation Managed Fund seeks total return exceeding the rate of inflation. Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indices may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. As a result of its investment in futures contracts, forward contracts and swaps, the Fund may have a leveraged exposure to one or more asset classes. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Inflation Managed Fund.

SIMT Multi-Asset Capital Stability Fund: The SIMT Multi-Asset Capital Stability Fund seeks to manage the risk of a loss while providing current income and an opportunity for capital appreciation. Under normal circumstances, the Fund will attempt to manage the risk of loss while still seeking to generate some growth by selecting investments from among a broad range of asset classes. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund's investments are expected to include U.S. debt obligations and investment grade bonds, and, to a lesser extent, riskier asset classes as detailed below, such as equities and non-investment grade securities (also known as junk bonds). The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance anticipated drawdown risk (peak-to-trough decline in asset value) across all capital market exposures in the Fund. This approach may result in asset classes with lower perceived drawdown risk, e.g. high-quality government bonds, having a greater notional allocation within the Fund's portfolio than they would otherwise receive in a non-risk parity approach. Notional allocation generally refers to the Fund's use of one or more derivative contracts to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, basket of securities or index). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. The Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of drawdown risk with the goal of managing the Fund's total drawdown risk. This may result in the Fund increasing capital market exposures during periods of perceived falling drawdown risk and decreasing capital market exposures during periods of perceived rising drawdown risk. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks, as well as entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Capital Stability Fund.

There are no other changes to the disclosure regarding the Underlying SEI Funds.

Changes to Risks of the Funds' Investments in the Underlying SEI Funds

Under the sub-section entitled "Risks of the Funds' Investments in the Underlying SEI Funds," under the section entitled "More Information About Risks," the following disclosure is hereby changed:

The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

Asset-Backed Securities Risk
Below Investment Grade Securities (Junk Bonds) Risk
Corporate Fixed Income Securities Risk
Credit Risk

Currency Risk
Derivatives Risk
Equity Markets Risk
Fixed Income Markets Risk
Foreign Investment/Emerging Markets Risk
Interest Rate Risk
Leverage Risk
Mortgage-Backed Securities Risk
Portfolio Turnover Risk
Real Estate Risk
Real Estate Investment Trust (REIT) Risk
Small and Medium Capitalization Risk
U.S. Government Securities Risk

In addition, the SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

American Depository Receipts (ADRs) Risk
Bank Loans Risk

In addition, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Non-Diversification Risk

In addition, the SIMT Multi-Asset Inflation Managed Fund is hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Short Sales Risk

In addition, under the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

CDOs and CLOs Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in CDOs and CLOs. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Underlying SEI Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Commodity Investments and Derivatives Risk: The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may be subject to the risks of investing in commodity investments and derivatives. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Exchange-Traded Notes (ETNs) Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in ETNs. The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Inflation Protected Securities Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in inflation protected securities. The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Investment Company Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in investment companies. When an Underlying SEI Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, an Underlying SEI Fund may be subject to additional or different risks than if the Underlying SEI Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk: Each of the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. Each Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and is not subject to all of the investor protections of the 1940 Act. Thus, an Underlying SEI Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which each

Underlying SEI Fund and Subsidiary, respectively, are organized, could result in the inability of the Underlying SEI Fund and/or the Subsidiary to operate as intended and could negatively affect the Underlying SEI Fund and its shareholders.

Master Limited Partnerships (MLP) Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in master limited partnerships. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Underlying SEI Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Underlying SEI Fund of distributions from the MLP, likely causing a reduction in the value of the Underlying SEI Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Underlying SEI Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Underlying SEI Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

Municipal Securities Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in municipal securities. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Underlying SEI Fund's holdings. As a result, the Underlying SEI Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Underlying SEI Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Underlying SEI Fund's securities.

Private Placements Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in private placements. Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by an Underlying SEI Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

In addition, under the same sub-section, the following disclosure is hereby added to the paragraph entitled "Taxation Risk":

The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are subject to taxation risk. These Underlying SEI Funds may gain most of their exposure to the commodities markets through their investment in their respective Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Underlying SEI Funds invest in such instruments directly, they will seek to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of their gross income (when combined with their other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Underlying SEI Funds to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of an Underlying SEI Fund's taxable income or gains and distributions.

There are no other changes to the risk disclosure in the above sub-section.

Change to Tax Disclosure

Under the sub-section entitled "Taxes," under the section entitled "Dividends, Distributions and Taxes," the following disclosure is hereby added immediately before the final paragraph of the sub-section:

The Underlying SEI Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying SEI Fund are treated as ordinary income or capital gain, accelerate the recognition of income to an Underlying SEI Fund and/or defer an Underlying SEI Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code (RIC) is that each Underlying SEI Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (Qualifying Income). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from commodity-linked swaps in which the Underlying SEI Funds invest will not be considered qualifying income. Accordingly, each Underlying SEI Fund seeks to restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to less than 10% of its gross income.

Moreover, certain ETNs, ETFs, and other underlying funds may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for an Underlying SEI Fund to maintain its status as a RIC. The Underlying SEI Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but an Underlying SEI Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause an Underlying SEI Fund to inadvertently fail to qualify as a RIC.

The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for RIC qualification purposes, regardless of whether actual distributions are made to the Underlying SEI Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter rulings requested by the Underlying SEI Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling requests are pending with the IRS, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Underlying SEI Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Underlying SEI Funds from controlled foreign corporations such as the Subsidiaries, the Underlying SEI Funds would likely need to significantly change their investment strategies, which could adversely affect such Underlying SEI Fund.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	0.51	%*
Total Annual Fund Operating Expenses	0.88	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Fund—Class A Shares	$90	$281	$488	$1,084

There are no other changes to the fees and expenses of the Defensive Strategy Fund.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	0.78	%*
Total Annual Fund Operating Expenses	1.15	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Fund—Class A Shares	$117	$365	$633	$1,398

There are no other changes to the fees and expenses of the Moderate Strategy Fund.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	1.03	%*
Total Annual Fund Operating Expenses	1.40	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Aggressive Strategy Fund—Class A Shares	$143	$443	$766	$1,680

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	0.90	%*
Total Annual Fund Operating Expenses	1.27	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund—Class A Shares	$129	$403	$697	$1,534

There are no other changes to the fees and expenses of the Core Market Strategy Fund.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.27%
Acquired Fund Fees and Expenses (AFFE)	0.96	%*
Total Annual Fund Operating Expenses	1.33	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Fund—Class A Shares	$135	$421	$729	$1,601

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.

Change in Expense Ratio Disclosure

Under the sub-section entitled "Information About Underlying SEI Funds," under the section entitled "More Information About Investments," the following are hereby added as the final rows to the table:

SIMT Multi-Asset Accumulation Fund*	1.17%
SIMT Multi-Asset Income Fund*	0.80%
SIMT Multi-Asset Inflation Managed Fund*	0.90%
SIMT Multi-Asset Capital Stability Fund*	0.62%

*  These Underlying SEI Funds have not yet commenced operations.

There are no other changes to the expense ratio disclosure.

Change in Fee Waiver Disclosure

Under the sub-section entitled "Information About Voluntary Fee Waivers," under the section entitled "Investment Adviser," the rows in the table with respect to the Defensive Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds are hereby deleted and replaced with the following:

Defensive Strategy Fund	0.88%	0.62%	0.11%
Moderate Strategy Fund	1.15%	0.89%	0.11%
Aggressive Strategy Fund	1.40%	1.14%	0.11%
Core Market Strategy Fund	1.27%	1.01%	0.11%
Market Growth Strategy Fund	1.33%	1.07%	0.11%

There are no other changes to the fee waiver disclosure.

Change in Portfolio Managers

Under the heading "Management," in the Fund Summaries for each of the Funds, the "Portfolio Managers" tables are hereby deleted and replaced with the following:

Portfolio Manager	Experience with Fund	Title with Adviser
James R. Solloway	Since 2009	Senior Portfolio Manager

James Smigiel	Since 2012	Managing Director and Head of Portfolio Strategies Group

Ryan Schneck	Since 2012	Portfolio Manager

Casey Anderson	Since 2012	Trade Executions Analyst

In addition, under the section entitled "Investment Adviser," the last four paragraphs are hereby deleted and replaced with the following:

The Funds are managed by four investment professionals, as identified below.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009. Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998. Mr. Solloway is responsible for developing the asset allocation strategies for each Fund.

James Smigiel has served as Managing Director and Head of Portfolio Strategies Group for SIMC since 2010. From 2004 - 2010, Mr. Smigiel oversaw SIMC's Global Fixed Income team, where his responsibilities included strategy development and manager evaluation and selection. Mr. Smigiel is currently responsible for developing the investment strategies for the Funds.

Ryan Schneck has served as Portfolio Manager for SIMC since 2006. Prior to joining SIMC, Mr. Schneck was part of the global fixed-income research team at Standard & Poor's responsible for credit and default research. Mr. Schneck is currently responsible for developing the asset allocation strategies for each Fund.

Casey Anderson has served as Trade Executions Analyst for SIMC since 2007. Prior to joining SIMC, Mr. Anderson served as a Risk Analyst as part of SEI's Private Trust Company. Mr. Anderson is responsible for trading and executing the underlying strategies for SEI's Mutual Funds and Fund of Funds.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

There are no other changes in the portfolio managers of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-774 (3/12)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class D Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class D Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk—Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

Changes to Disclosure Regarding More Information About Investments

Under the section entitled "More Information About Investments," the second paragraph is hereby deleted and replaced with the following:

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages portions of each Fund's assets in a way that it believes will help the Fund achieve its investment goal. In order to achieve its investment goal, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT). The multi-asset Underlying SEI Funds invest in a broad range of asset classes, while the other Underlying SEI Funds invest primarily in domestic or foreign equity securities, domestic or foreign fixed income securities, real estate investment trusts (REITs) or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment goal and strategy. These Underlying SEI Funds, in turn, invest directly in securities or other investments in accordance with their own varying investment goals and strategies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

There are no other changes in the above section.

Changes to Disclosure Regarding Underlying SEI Funds

Under the sub-section entitled "Information About the Underlying SEI Funds," under the section entitled "More Information About Investments," the following paragraphs are hereby added immediately below the disclosure for the SIT Emerging Markets Debt Fund:

Underlying Multi-Asset Funds

SIMT Multi-Asset Accumulation Fund: The SIMT Multi-Asset Accumulation Fund seeks total return, including capital appreciation and income. Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement, hedging purposes or to obtain the Fund's desired exposure to an asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AQR Capital Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Accumulation Fund.

SIMT Multi-Asset Income Fund: The SIMT Multi-Asset Income Fund seeks total return with an emphasis on current income. Under normal circumstances, the Fund will seek to generate total return with an emphasis on income by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations for income and, to a lesser extent, capital appreciation. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including asset-backed securities, mortgage-backed securities, collateralized debt and collateralized loan obligations (CDOs and CLOs, respectively), corporate and municipal bonds and debentures, structured notes, construction loans, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may invest up to 25% of its assets in master limited partnership units (MLPs) and may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the 1940 Act. Such investment may include open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. Guggenheim Partners Asset Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Income Fund.

SIMT Multi-Asset Inflation Managed Fund: The SIMT Multi-Asset Inflation Managed Fund seeks total return exceeding the rate of inflation. Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indices may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. As a result of its investment in futures contracts, forward contracts and swaps, the Fund may have a leveraged exposure to one or more asset classes. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Inflation Managed Fund.

SIMT Multi-Asset Capital Stability Fund: The SIMT Multi-Asset Capital Stability Fund seeks to manage the risk of a loss while providing current income and an opportunity for capital appreciation. Under normal circumstances, the Fund will attempt to manage the risk of loss while still seeking to generate some growth by selecting investments from among a broad range of asset classes. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund's investments are expected to include U.S. debt obligations and investment grade bonds, and, to a lesser extent, riskier asset classes as detailed below, such as equities and non-investment grade securities (also known as junk bonds). The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance anticipated drawdown risk (peak-to-trough decline in asset value) across all capital market exposures in the Fund. This approach may result in asset classes with lower perceived drawdown risk, e.g. high-quality government bonds, having a greater notional allocation within the Fund's portfolio than they would otherwise receive in a non-risk parity approach. Notional allocation generally refers to the Fund's use of one or more derivative contracts to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, basket of securities or index). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. The Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of drawdown risk with the goal of managing the Fund's total drawdown risk. This may result in the Fund increasing capital market exposures during periods of perceived falling drawdown risk and decreasing capital market exposures during periods of perceived rising drawdown risk. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks, as well as entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Capital Stability Fund.

There are no other changes to the disclosure regarding the Underlying SEI Funds.

Changes to Risks of the Funds' Investments in the Underlying SEI Funds

Under the sub-section entitled "Risks of the Funds' Investments in the Underlying SEI Funds," under the section entitled "More Information About Risks," the following disclosure is hereby changed:

The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

Asset-Backed Securities Risk
Below Investment Grade Securities (Junk Bonds) Risk
Corporate Fixed Income Securities Risk
Credit Risk
Currency Risk
Derivatives Risk
Equity Markets Risk
Fixed Income Markets Risk

Foreign Investment/Emerging Markets Risk
Interest Rate Risk
Leverage Risk
Mortgage-Backed Securities Risk
Portfolio Turnover Risk
Real Estate Risk
Real Estate Investment Trust (REIT) Risk
Small and Medium Capitalization Risk
U.S. Government Securities Risk

In addition, the SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

American Depository Receipts (ADRs) Risk
Bank Loans Risk

In addition, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Non-Diversification Risk

In addition, the SIMT Multi-Asset Inflation Managed Fund is hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Short Sales Risk

In addition, under the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

CDOs and CLOs Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in CDOs and CLOs. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Underlying SEI Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Commodity Investments and Derivatives Risk: The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may be subject to the risks of investing in commodity investments and derivatives. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Exchange-Traded Notes (ETNs) Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in ETNs. The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Inflation Protected Securities Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in inflation protected securities. The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Investment Company Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in investment companies. When an Underlying SEI Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, an Underlying SEI Fund may be subject to additional or different risks than if the Underlying SEI Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk: Each of the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. Each Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is not subject to all of the investor protections of the 1940 Act. Thus, an Underlying SEI Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which each Underlying SEI Fund and Subsidiary, respectively, are organized, could result in the inability of the Underlying SEI Fund and/or the Subsidiary to operate as intended and could negatively affect the Underlying SEI Fund and its shareholders.

Master Limited Partnerships (MLP) Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in master limited partnerships. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Underlying SEI Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Underlying SEI Fund of distributions from the MLP, likely causing a reduction in the value of the Underlying SEI Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Underlying SEI Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Underlying SEI Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

Municipal Securities Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in municipal securities. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Underlying SEI Fund's holdings. As a result, the Underlying SEI Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Underlying SEI Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Underlying SEI Fund's securities.

Private Placements Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in private placements. Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by an Underlying SEI Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Taxation Risk: The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are subject to taxation risk. These Underlying SEI Funds may gain most of their exposure to the commodities markets through their investment in their respective Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Underlying SEI Funds invest in such instruments directly, they will seek to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of their gross income (when combined with their other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Underlying SEI Funds to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of an Underlying SEI Fund's taxable income or gains and distributions.

There are no other changes to the risk disclosure in the above sub-section.

Change to Tax Disclosure

Under the sub-section entitled "Taxes," under the section entitled "Dividends, Distributions and Taxes," the following disclosure is hereby added immediately before the final paragraph of the sub-section:

The Underlying SEI Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying SEI Fund are treated as ordinary income or capital gain, accelerate the recognition of income to an Underlying SEI Fund and/or defer an Underlying SEI Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code (RIC) is that each Underlying SEI Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (Qualifying Income). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from commodity-linked swaps in which the Underlying SEI Funds invest will not be considered qualifying income. Accordingly, each Underlying SEI Fund seeks to restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to less than 10% of its gross income.

Moreover, certain ETNs, ETFs, and other underlying funds may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for an Underlying SEI Fund to maintain its status as a RIC. The Underlying SEI Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but an Underlying SEI Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause an Underlying SEI Fund to inadvertently fail to qualify as a RIC.

The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for RIC qualification purposes, regardless of whether actual distributions are made to the Underlying SEI Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter rulings requested by the Underlying SEI Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling requests are pending with the IRS, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Underlying SEI Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Underlying SEI Funds from controlled foreign corporations such as the Subsidiaries, the Underlying SEI Funds would likely need to significantly change their investment strategies, which could adversely affect such Underlying SEI Fund.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.51%*
Total Annual Fund Operating Expenses	1.88%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Fund—Class D Shares	$191	$591	$1,016	$2,201

There are no other changes to the fees and expenses of the Defensive Strategy Fund.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.78%*
Total Annual Fund Operating Expenses	2.15%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Fund—Class D Shares	$218	$673	$1,154	$2,483

There are no other changes to the fees and expenses of the Moderate Strategy Fund.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	1.03%*
Total Annual Fund Operating Expenses	2.40%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Aggressive Strategy Fund—Class D Shares	$243	$748	$1,280	$2,736

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.90%*
Total Annual Fund Operating Expenses	2.27%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund—Class D Shares	$230	$709	$1,215	$2,605

There are no other changes to the fees and expenses of the Core Market Strategy Fund.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D Shares
Management Fees	0.10%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Acquired Fund Fees and Expenses (AFFE)	0.96%*
Total Annual Fund Operating Expenses	2.33%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Fund—Class D Shares	$236	$727	$1,245	$2,666

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.

Change in Expense Ratio Disclosure

Under the sub-section entitled "Information About Underlying SEI Funds," under the section entitled "More Information About Investments," the following are hereby added as the final rows to the table:

SIMT Multi-Asset Accumulation Fund*	1.17%
SIMT Multi-Asset Income Fund*	0.80%
SIMT Multi-Asset Inflation Managed Fund*	0.90%
SIMT Multi-Asset Capital Stability Fund*	0.62%

*  These Underlying SEI Funds have not yet commenced operations.

There are no other changes to the expense ratio disclosure.

Change in Fee Waiver Disclosure

Under the sub-section entitled "Information About Voluntary Fee Waivers," under the section entitled "Investment Adviser," the rows in the table with respect to the Defensive Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds are hereby deleted and replaced with the following:

Defensive Strategy Fund	1.88%	1.62%	1.11%
Moderate Strategy Fund	2.15%	1.89%	1.11%
Aggressive Strategy Fund	2.40%	2.14%	1.11%
Core Market Strategy Fund	2.27%	2.01%	1.11%
Market Growth Strategy Fund	2.33%	2.07%	1.11%

There are no other changes to the fee waiver disclosure.

Change in Portfolio Managers

Under the heading "Management," in the Fund Summaries for each of the Funds, the "Portfolio Managers" tables are hereby deleted and replaced with the following:

Portfolio Manager	Experience with Fund	Title with Adviser
James R. Solloway	Since 2009	Senior Portfolio Manager

James Smigiel	Since 2012	Managing Director and Head of Portfolio Strategies Group

Ryan Schneck	Since 2012	Portfolio Manager

Casey Anderson	Since 2012	Trade Executions Analyst

In addition, under the section entitled "Investment Adviser," the last four paragraphs are hereby deleted and replaced with the following:

The Funds are managed by four investment professionals, as identified below.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009. Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998. Mr. Solloway is responsible for developing the asset allocation strategies for each Fund.

James Smigiel has served as Managing Director and Head of Portfolio Strategies Group for SIMC since 2010. From 2004—2010, Mr. Smigiel oversaw SIMC's Global Fixed Income team, where his responsibilities included strategy development and manager evaluation and selection. Mr. Smigiel is currently responsible for developing the investment strategies for the Funds.

Ryan Schneck has served as Portfolio Manager for SIMC since 2006. Prior to joining SIMC, Mr. Schneck was part of the global fixed-income research team at Standard & Poor's responsible for credit and default research. Mr. Schneck is currently responsible for developing the asset allocation strategies for each Fund.

Casey Anderson has served as Trade Executions Analyst for SIMC since 2007. Prior to joining SIMC, Mr. Anderson served as a Risk Analyst as part of SEI's Private Trust Company. Mr. Anderson is responsible for trading and executing the underlying strategies for SEI's Mutual Funds and Fund of Funds.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

There are no other changes in the portfolio managers of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-775 (3/12)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Conservative Strategy Fund
Moderate Strategy Fund
Aggressive Strategy Fund
Core Market Strategy Fund
Market Growth Strategy Fund

Supplement dated March 27, 2012
to the Class I Shares Prospectus dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus and should be read in conjunction with such Prospectus.

Change in Principal Investment Strategies for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Investment Strategies," in the Fund Summary for the Defensive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Conservative Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities, common stocks and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Moderate Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and/or U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities, as well as obligations issued or guaranteed by the U.S. Government. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Aggressive Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and other equity securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign fixed income securities of varying quality and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Core Market Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

In addition, under the heading "Principal Investment Strategies," in the Fund Summary for the Market Growth Strategy Fund, the second paragraph is hereby deleted and replaced with the following:

The Fund's assets will be invested in one or more Underlying SEI Funds that invest primarily in U.S. and/or foreign common stocks and U.S. short-term investment grade fixed income securities, including mortgage-backed, asset-backed and inflation-sensitive securities. The Fund will invest to a lesser extent in Underlying SEI Funds that invest primarily in U.S. and/or foreign non-investment grade fixed income securities and securities of real estate companies. The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals. SIMC manages the Fund by allocating Fund assets among a variety of Underlying SEI Funds within the following percentage ranges:

Under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following are added as the final rows in each table:

Multi-Asset Investments	0-60%
SIMT Multi-Asset Accumulation Fund SIMT Multi-Asset Income Fund SIMT Multi-Asset Inflation Managed Fund SIMT Multi-Asset Capital Stability Fund

In addition, under the heading "Principal Investment Strategies," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added immediately following the table:

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the Funds' principal investment strategies.

Change in Principal Risks for the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the heading "Principal Risks," in the Fund Summaries for each of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, the following paragraph is hereby added in the appropriate alphabetical order thereof:

Currency Risk—Due to its active positions in currencies, the Fund will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities or by the imposition of currency controls or other political developments in the United States or abroad.

There are no other changes in the Funds' principal risks.

Changes to Disclosure Regarding More Information About Investments

Under the section entitled "More Information About Investments," the second paragraph is hereby deleted and replaced with the following:

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC, who manages portions of each Fund's assets in a way that it believes will help the Fund achieve its investment goal. In order to achieve its investment goal, SIMC allocates each Fund's assets among certain Underlying SEI Funds. These Underlying SEI Funds are separately managed series of the following investment companies: SEI Institutional Managed Trust (SIMT), SEI Institutional International Trust (SIT), SEI Daily Income Trust (SDIT), SEI Tax Exempt Trust (STET) and SEI Liquid Asset Trust (SLAT). The multi-asset Underlying SEI Funds invest in a broad range of asset classes, while the other Underlying SEI Funds invest primarily in domestic or foreign equity securities, domestic or foreign fixed income securities, real estate investment trusts (REITs) or money market instruments. The assets of each Fund are allocated among Underlying SEI Funds in accordance with its investment goal and strategy. These Underlying SEI Funds, in turn, invest directly in securities or other investments in accordance with their own varying investment goals and strategies. SIMC may change the allocations to the particular asset classes represented by the Underlying SEI Funds when it deems it appropriate.

There are no other changes in the above section.

Changes to Disclosure Regarding Underlying SEI Funds

Under the sub-section entitled "Information About the Underlying SEI Funds," under the section entitled "More Information About Investments," the following paragraphs are hereby added immediately below the disclosure for the SIT Emerging Markets Debt Fund:

Underlying Multi-Asset Funds

SIMT Multi-Asset Accumulation Fund: The SIMT Multi-Asset Accumulation Fund seeks total return, including capital appreciation and income. Under normal circumstances, the Fund will seek to generate total return over time by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations of risk and return. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance risk across all capital market exposures, which may result in asset classes with lower perceived risk having a greater notional allocation within the Fund's portfolio than asset classes with higher perceived risk. Notional allocation refers to the Fund's use of one or more derivative contracts to attempt to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, currency or commodity (or a basket or index)). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. In addition, the Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of volatility with the goal of managing the Fund's volatility. This may result in the Fund increasing capital market exposures during periods of perceived falling risk and decreasing capital market exposures during periods of perceived rising risk. The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, exchange traded notes (ETNs), money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of either supranational entities issued or guaranteed by certain banks and entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and Treasury Inflation Protected Securities (TIPS) and other inflation-linked debt securities of both U.S. and non-U.S. governments and corporations. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and exchange-traded funds (ETFs) to obtain the Fund's desired exposure to an asset class. The Fund may also invest in real estate investment trusts (REITs) and securities issued by U.S. and non-U.S. real estate companies. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement, hedging purposes or to obtain the Fund's desired exposure to an asset class. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging purposes. Interest rate swaps are further used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AQR Capital Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Accumulation Fund.

SIMT Multi-Asset Income Fund: The SIMT Multi-Asset Income Fund seeks total return with an emphasis on current income. Under normal circumstances, the Fund will seek to generate total return with an emphasis on income by selecting investments from among a broad range of asset classes based upon SIMC's or the Sub-Adviser's expectations for income and, to a lesser extent, capital appreciation. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and depositary receipts, of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including asset-backed securities, mortgage-backed securities, collateralized debt and collateralized loan obligations (CDOs and CLOs, respectively), corporate and municipal bonds and debentures, structured notes, construction loans, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may invest up to 25% of its assets in master limited partnership units (MLPs) and may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, subject to the limitations of the 1940 Act. Such investment may include open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. Guggenheim Partners Asset Management, LLC serves as Sub-Adviser to the SIMT Multi-Asset Income Fund.

SIMT Multi-Asset Inflation Managed Fund: The SIMT Multi-Asset Inflation Managed Fund seeks total return exceeding the rate of inflation. Under normal circumstances, the Fund will seek to generate "real return" (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions) by selecting investments from among a broad range of asset classes, including fixed income and equity securities and commodity investments. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, closed-end funds and ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets), and corporate- or government-issued. The Fund may invest in a wide range of fixed income investments, including obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers' acceptances and bank notes, obligations of foreign governments, U.S. and foreign corporate debt securities, including commercial paper, and fully collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better) and securitized issues such as mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized debt obligations. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also enter into repurchase or reverse repurchase agreements with respect to its investment in the fixed income securities listed above and may use the cash received to enter into a short position on U.S. Treasury bonds. A portion of the Fund's assets may also be invested in commodity investments to provide exposure to the investment returns of the commodities markets. Commodity investments include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement. Interest rate swaps may further be used to manage the Fund's interest rate risk. Swaps on indices may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. As a result of its investment in futures contracts, forward contracts and swaps, the Fund may have a leveraged exposure to one or more asset classes. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes. Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Inflation Managed Fund.

SIMT Multi-Asset Capital Stability Fund: The SIMT Multi-Asset Capital Stability Fund seeks to manage the risk of a loss while providing current income and an opportunity for capital appreciation. Under normal circumstances, the Fund will attempt to manage the risk of loss while still seeking to generate some growth by selecting investments from among a broad range of asset classes. Managing the risk of loss does not mean preventing losses, but rather managing the Fund in a manner intended to limit the level of losses that the Fund could incur over any particular period. The Fund's investments are expected to include U.S. debt obligations and investment grade bonds, and, to a lesser extent, riskier asset classes as detailed below, such as equities and non-investment grade securities (also known as junk bonds). The Fund may obtain its exposures to the asset classes by investing directly in securities and other investments or indirectly through the use of other pooled investment vehicles and derivative instruments, principally futures, forwards, options and swaps. The asset classes used and the Fund's allocations among asset classes will be determined based on SIMC's or the Sub-Adviser's views of fundamental, technical or valuation measures. The Fund's allocations among asset classes may be adjusted over short periods of time. At any point in time, the Fund may be diversified across many asset classes or concentrated in a limited number of asset classes. The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. SIMC may also directly manage a portion of the Fund's portfolio. The Fund may allocate all or a portion of its assets using a "risk parity" approach that seeks to balance anticipated drawdown risk (peak-to-trough decline in asset value) across all capital market exposures in the Fund. This approach may result in asset classes with lower perceived drawdown risk, e.g. high-quality government bonds, having a greater notional allocation within the Fund's portfolio than they would otherwise receive in a non-risk parity approach. Notional allocation generally refers to the Fund's use of one or more derivative contracts to obtain exposure to a potential gain or loss on the market value of the instruments underlying the Fund's derivative contracts (e.g., a security, basket of securities or index). The market value of such underlying instruments generally exceeds the amount of cash or assets required to establish or maintain the derivative contracts. The Fund may further adjust asset allocations and capital market exposures based on realized and expected measures of drawdown risk with the goal of managing the Fund's total drawdown risk. This may result in the Fund increasing capital market exposures during periods of perceived falling drawdown risk and decreasing capital market exposures during periods of perceived rising drawdown risk. The Fund may invest in equity securities, including common stocks, preferred stocks, convertible securities, warrants and of U.S. and non-U.S. issuers (including emerging markets) of various market capitalizations and industries. The Fund may invest in fixed income securities that are investment or non-investment grade (also known as junk bonds), U.S.- or foreign-issued (including emerging markets) and corporate- or government-issued. The Fund's fixed income investments may include asset-backed securities, mortgage-backed securities, corporate bonds and debentures, commercial paper, ETNs, money market instruments, mortgage dollar rolls, repurchase and reverse repurchase agreements, when issued/delayed delivery securities, zero coupon bonds, obligations of foreign governments and obligations of supranational entities issued or guaranteed by certain banks, as well as entities organized to restructure the outstanding debt of such issuers. The Fund's fixed income investments may also include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government (including obligations not guaranteed by the U.S. Treasury), such as obligations issued by U.S. Government sponsored entities, and TIPS and other inflation-linked debt securities. The Fund may invest in fixed, variable and floating rate fixed income instruments. The Fund's portfolio and the Fund's investments in particular fixed income securities are not subject to any maturity or duration restrictions. The Fund may also invest a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments, in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments). In addition to direct investment in securities and other instruments, the Fund may invest in affiliated and unaffiliated funds, including open-end funds, money market funds, closed-end funds and ETFs. The Fund may also invest in REITs and securities issued by U.S. and non-U.S. real estate companies. The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts, options and swaps may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund's interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund's overall level of risk and/or the Fund's risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts on U.S. Government securities for return enhancement and hedging. Interest rate swaps may be used to manage the Fund's yield spread sensitivity. Securities index swaps may be used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities. The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Sub-Adviser may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Adviser may buy and sell currencies (i.e., take long or short positions) using futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Adviser may buy and sell currencies for hedging or for speculative purposes.

Due to its investment strategy, the Fund may buy and sell securities frequently. AllianceBernstein, L.P. serves as Sub-Adviser to the SIMT Multi-Asset Capital Stability Fund.

There are no other changes to the disclosure regarding the Underlying SEI Funds.

Changes to Risks of the Funds' Investments in the Underlying SEI Funds

Under the sub-section entitled "Risks of the Funds' Investments in the Underlying SEI Funds," under the section entitled "More Information About Risks," the following disclosure is hereby changed:

The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

Asset-Backed Securities Risk

Below Investment Grade Securities (Junk Bonds) Risk

Corporate Fixed Income Securities Risk

Credit Risk

Currency Risk

Derivatives Risk

Equity Markets Risk

Fixed Income Markets Risk

Foreign Investment/Emerging Markets Risk

Interest Rate Risk

Leverage Risk

Mortgage-Backed Securities Risk

Portfolio Turnover Risk

Real Estate Risk

Real Estate Investment Trust (REIT) Risk

Small and Medium Capitalization Risk

U.S. Government Securities Risk

In addition, the SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraphs:

American Depository Receipts (ADRs) Risk
Bank Loans Risk

In addition, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Non-Diversification Risk

In addition, the SIMT Multi-Asset Inflation Managed Fund is hereby added to the list of funds enumerated in the first sentence of the following risk paragraph:

Short Sales Risk

In addition, under the same sub-section, the following paragraphs are hereby added in the appropriate alphabetical order thereof:

CDOs and CLOs Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in CDOs and CLOs. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Underlying SEI Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Commodity Investments and Derivatives Risk: The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may be subject to the risks of investing in commodity investments and derivatives. Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer's financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Exchange-Traded Notes (ETNs) Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in ETNs. The value of an ETN is subject to the credit risk of the issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Inflation Protected Securities Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in inflation protected securities. The value of inflation protected securities, including TIPS, will typically fluctuate in response to changes in "real" interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Investment Company Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may be subject to the risks of investing in investment companies. When an Underlying SEI Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company's expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, an Underlying SEI Fund may be subject to additional or different risks than if the Underlying SEI Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund's share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Investment in the Subsidiary Risk: Each of the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may invest in its own Subsidiary. Each Subsidiary is not registered under the Investment Company Act of 1940, as amended (the 1940 Act) and is not subject to all of the investor protections of the 1940 Act. Thus, an Underlying SEI Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which each Underlying SEI Fund and Subsidiary, respectively, are organized, could result in the inability of the Underlying SEI Fund and/or the Subsidiary to operate as intended and could negatively affect the Underlying SEI Fund and its shareholders.

Master Limited Partnerships (MLP) Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in master limited partnerships. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Underlying SEI Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Underlying SEI Fund of distributions from the MLP, likely causing a reduction in the value of the Underlying SEI Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Underlying SEI Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Internal Revenue Code of 1986, as amended, provides that the Underlying SEI Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships (QPTPs), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

Municipal Securities Risk: The SIMT Multi-Asset Income Fund may be subject to the risks of investing in municipal securities. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer's current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Underlying SEI Fund's holdings. As a result, the Underlying SEI Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Underlying SEI Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of the Underlying SEI Fund's securities.

Private Placements Risk: The SIMT Multi-Asset Accumulation, Multi-Asset Income and Multi-Asset Capital Stability Funds may be subject to the risks of investing in private placements. Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by an Underlying SEI Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Taxation Risk: The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds are subject to taxation risk. These Underlying SEI Funds may gain most of their exposure to the commodities markets through their investment in their respective Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Underlying SEI Funds invest in such instruments directly, they will seek to restrict their income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of their gross income (when combined with their other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Underlying SEI Funds to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of an Underlying SEI Fund's taxable income or gains and distributions.

There are no other changes to the risk disclosure in the above sub-section.

Change to Tax Disclosure

Under the sub-section entitled "Taxes," under the section entitled "Dividends, Distributions and Taxes," the following disclosure is hereby added immediately before the final paragraph of the sub-section:

The Underlying SEI Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying SEI Fund are treated as ordinary income or capital gain, accelerate the recognition of income to an Underlying SEI Fund and/or defer an Underlying SEI Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

One of the requirements for qualification as a regulated investment company under Subchapter M of the Code (RIC) is that each Underlying SEI Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies (Qualifying Income). The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from commodity-linked swaps in which the Underlying SEI Funds invest will not be considered qualifying income. Accordingly, each Underlying SEI Fund seeks to restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to less than 10% of its gross income.

Moreover, certain ETNs, ETFs, and other underlying funds may not produce Qualifying Income for purposes of the 90% test described above, which must be met in order for an Underlying SEI Fund to maintain its status as a RIC. The Underlying SEI Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but an Underlying SEI Fund may not be able to accurately predict the non-qualifying income from these investments, which could cause an Underlying SEI Fund to inadvertently fail to qualify as a RIC.

The SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for RIC qualification purposes, regardless of whether actual distributions are made to the Underlying SEI Funds by the respective Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter rulings requested by the Underlying SEI Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling requests are pending with the IRS, the SIMT Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Underlying SEI Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Underlying SEI Funds from controlled foreign corporations such as the Subsidiaries, the Underlying SEI Funds would likely need to significantly change their investment strategies, which could adversely affect such Underlying SEI Fund.

Change in Fees and Expenses of the Defensive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.60%
Acquired Fund Fees and Expenses (AFFE)	0.31	%*
Total Annual Fund Operating Expenses	1.21	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Defensive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Defensive Strategy Fund—Class I Shares	$123	$384	$665	$1,466

There are no other changes to the fees and expenses of the Defensive Strategy Fund.

Change in Fees and Expenses of the Moderate Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	0.78	%*
Total Annual Fund Operating Expenses	1.41	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Moderate Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Moderate Strategy Fund—Class I Shares	$144	$446	$771	$1,691

There are no other changes to the fees and expenses of the Moderate Strategy Fund.

Change in Fees and Expenses of the Aggressive Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	1.03	%*
Total Annual Fund Operating Expenses	1.66	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Aggressive Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Aggressive Strategy Fund—Class I Shares	$169	$523	$902	$1,965

There are no other changes to the fees and expenses of the Aggressive Strategy Fund.

Change in Fees and Expenses of the Core Market Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.58%
Acquired Fund Fees and Expenses (AFFE)	0.90	%*
Total Annual Fund Operating Expenses	1.58	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Core Market Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Core Market Strategy Fund—Class I Shares	$161	$499	$860	$1,878

There are no other changes to the fees and expenses of the Core Market Strategy Fund.

Change in Fees and Expenses of the Market Growth Strategy Fund

Under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the "Annual Fund Operating Expenses" table and its footnote are hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	0.53%
Acquired Fund Fees and Expenses (AFFE)	0.96	%*
Total Annual Fund Operating Expenses	1.59	%†

*  AFFE has been restated to reflect estimated amounts for the current fiscal year.

†  Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in underlying funds.

In addition, under the heading "Fees and Expenses," in the Fund Summary for the Market Growth Strategy Fund, the table for the Example is hereby deleted and replaced with the following:

	1 Year	3 Years	5 Years	10 Years
Market Growth Strategy Fund—Class I Shares	$162	$502	$866	$1,889

There are no other changes to the fees and expenses of the Market Growth Strategy Fund.

Change in Expense Ratio Disclosure

Under the sub-section entitled "Information About Underlying SEI Funds," under the section entitled "More Information About Investments," the following are hereby added as the final rows to the table:

SIMT Multi-Asset Accumulation Fund*	1.17%
SIMT Multi-Asset Income Fund*	0.80%
SIMT Multi-Asset Inflation Managed Fund*	0.90%
SIMT Multi-Asset Capital Stability Fund*	0.62%

*  These Underlying SEI Funds have not yet commenced operations.

There are no other changes to the expense ratio disclosure.

Change in Fee Waiver Disclosure

Under the sub-section entitled "Information About Voluntary Fee Waivers," under the section entitled "Investment Adviser," the rows in the table with respect to the Defensive Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds are hereby deleted and replaced with the following:

Defensive Strategy Fund	1.21%	0.87%	0.36%
Moderate Strategy Fund	1.41%	1.14%	0.36%
Aggressive Strategy Fund	1.66%	1.39%	0.36%
Core Market Strategy Fund	1.58%	1.26%	0.36%
Market Growth Strategy Fund	1.59%	1.32%	0.36%

There are no other changes to the fee waiver disclosure.

Change in Portfolio Managers

Under the heading "Management," in the Fund Summaries for each of the Funds, the "Portfolio Managers" tables are hereby deleted and replaced with the following:

Portfolio Manager	Experience with Fund	Title with Adviser
James R. Solloway	Since 2009	Senior Portfolio Manager

James Smigiel	Since 2012	Managing Director and Head of Portfolio Strategies Group

Ryan Schneck	Since 2012	Portfolio Manager

Casey Anderson	Since 2012	Trade Executions Analyst

In addition, under the section entitled "Investment Adviser," the last four paragraphs are hereby deleted and replaced with the following:

The Funds are managed by four investment professionals, as identified below.

James R. Solloway has served as Senior Portfolio Manager for SIMC since 2009. Prior to joining SIMC, Mr. Solloway served as an Executive Director of Morgan Stanley Investment Management Company, beginning in 1998. Mr. Solloway is responsible for developing the asset allocation strategies for each Fund.

James Smigiel has served as Managing Director and Head of Portfolio Strategies Group for SIMC since 2010. From 2004 - 2010, Mr. Smigiel oversaw SIMC's Global Fixed Income team, where his responsibilities included strategy development and manager evaluation and selection. Mr. Smigiel is currently responsible for developing the investment strategies for the Funds.

Ryan Schneck has served as Portfolio Manager for SIMC since 2006. Prior to joining SIMC, Mr. Schneck was part of the global fixed-income research team at Standard & Poor's responsible for credit and default research. Mr. Schneck is currently responsible for developing the asset allocation strategies for each Fund.

Casey Anderson has served as Trade Executions Analyst for SIMC since 2007. Prior to joining SIMC, Mr. Anderson served as a Risk Analyst as part of SEI's Private Trust Company. Mr. Anderson is responsible for trading and executing the underlying strategies for SEI's Mutual Funds and Fund of Funds.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

There are no other changes in the portfolio managers of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-776 (3/12)

SEI ASSET ALLOCATION TRUST

Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

Supplement dated March 27, 2012
to the Statement of Additional Information dated July 31, 2011

This Supplement provides new and additional information beyond that contained in the Statement of Additional Information (SAI) and should be read in conjunction with such SAI.

Change in Description of the Trust

Under the section entitled "The Trust," the following fund names are hereby added to the list of funds enumerated at the end of the first paragraph: SIMT Multi-Asset Accumulation Fund; SIMT Multi-Asset Income Fund; SIMT Multi-Asset Inflation Managed Fund; and SIMT Multi-Asset Capital Stability Fund.

There are no other changes in the description of the Trust.

Change in Investment Objectives of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds

Under the section entitled "Investment Objectives and Policies of the Funds," the following paragraphs are hereby added after the final paragraph under each of the following headings: "Defensive Strategy Fund"; "Conservative Strategy Fund"; "Moderate Strategy Fund"; "Aggressive Strategy Fund"; "Core Market Strategy Fund"; and "Market Growth Strategy Fund":

The Fund will also invest to a lesser extent in Underlying SEI Funds that invest in a broad range of asset classes, including commodities, to achieve their investment goals.

To a limited extent, SIMC may also directly manage a portion of the Fund's portfolio. Specifically, SIMC may engage in currency transactions using futures and foreign currency forward contracts to seek to hedge the Fund's currency exposure. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There are no other changes in the investment objectives of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds.

Change in Permitted Investments and Risk Factors of the Underlying SEI Funds

Under the section entitled "Description of Permitted Investments and Risk Factors of the Underlying SEI Funds," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

ALTERNATIVE STRATEGIES—Certain of the Underlying SEI Funds employ a diversified investment approach using various strategies simultaneously to realize short- and long-term gains. Such strategies are primarily designed to reduce fluctuations in the value of traditional assets and are distinguishable from traditional strategies (i.e., strategies generally investing in long only equity, fixed-income securities or money market instruments) employed by mutual funds. The following alternative strategies can be implemented by the Underlying SEI Funds.

Directional (Tactical) Strategies. Directional trading strategies are based upon speculating on the direction of market prices of currencies, commodities, equities and bonds in the futures and cash markets. An underlying fund or a Sub-Adviser may rely on model-based systems to generate buy and sell signals. Others use a more subjective approach, ultimately using their own discretionary judgment in implementing trades. Strategies include long/short equity, long/short credit and global tactical asset allocation.

Long/Short Equity Strategy invests in securities believed to be undervalued or offer high growth opportunities while also attempting to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes. An underlying fund or a Sub-Adviser may also use leverage and derivatives, including options, financial futures and options on futures contracts. The underlying fund or the Sub-Adviser seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated. The primary risk in this strategy is that the underlying fund or the Sub-Adviser may exhibit poor security selection, losing money on both the long and short sides.

Long/Short Credit Strategy focuses on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or by utilizing treasury futures to hedge interest rate risk. Strategies may also involve leverage and hedging through the use of ETFs (as defined below) or various derivatives, such as futures contracts, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance total return. The Underlying SEI Funds may use certain derivatives to obtain greater leverage than would otherwise be achievable.

Global Tactical Asset Allocation is an investment strategy that attempts to exploit short-term market inefficiencies by taking positions in various markets with a view to profit from relative movements across those markets. The strategy focuses on general movements in the markets rather than on performance of individual securities. Generally, the strategy implements long and short positions in highly liquid futures and forward contracts across an investment universe of equity indices, fixed income and currencies.

Event-Driven Strategies. Event-driven strategies seek to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff. An underlying fund or a Sub-Adviser will analyze the potential event and determine the likelihood of the event actually occurring and purchase the stock of the target company with a view of selling it after its price has risen in connection with that event. Many corporate events, however, do not occur as planned. If an underlying fund or a Sub-Adviser fails to accurately assess whether a corporate event will actually occur, it can ultimately reduce the price of a company's stock and cause the Underlying SEI Fund to lose its investment.

Arbitrage Strategies. Arbitrage strategies focus on relative pricing discrepancies between instruments, including equities, debt, futures contracts and options. An underlying fund or a Sub-Adviser may employ mathematical, technical or fundamental analysis to determine incorrectly valued investments. Investments may be mispriced relative to an underlying security, related securities, groups of securities or the overall market. Positions are frequently hedged to isolate the discrepancy and to minimize market risk. Investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a security.

Fixed income or interest rate arbitrage aims to profit from price anomalies between related interest rate securities. This strategy includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage, forward yield curve arbitrage and mortgage backed securities arbitrage, offsetting long and short positions in financial instruments likely to be affected by changes in interest rates.

Convertible arbitrage involves buying convertible bonds (bonds that are convertible into common stock) or shares of convertible preferred stock (stock that is convertible into common stock) that they believe are undervalued. In addition to taking "long" positions (i.e., owning the security) in convertible bonds or convertible preferred stock, an underlying fund or a Sub-Adviser may take "short" positions (i.e., borrowing and later selling the security) in the underlying common stock into which the convertible securities are exchangeable in order to hedge against market risk. The strategy is intended to capitalize on relative pricing inefficiencies between the related securities. This strategy may be employed with a directional bias (the underlying fund or the Sub-Adviser anticipates the direction of the market) or on a market neutral basis (the direction of the market does not have a significant impact on returns). The source of return from this strategy arises from the fact that convertible bonds may be undervalued relative to other securities due to the complexity of investing in these securities. The primary risk associated with this strategy is that, in the event of an issuer bankruptcy, the short position may not fully cover the loss on the convertible security. Convertible bond hedging strategies may also be adversely affected by changes in the level of interest rates, downgrades in credit ratings, credit spread fluctuations, defaults and lack of liquidity.

Pairs trading combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. An underlying fund or a Sub-Adviser identifies a pair of securities that are correlated (i.e., the price of one security moves in the same direction of the price of the other security) and looks for divergence of correlation between shares of a pair. When a divergence is noticed, the underlying fund or the Sub-Adviser takes the opposite position for securities in a pair. For stocks, currencies and futures, the underlying fund or the Sub-Adviser would take long position for the underperforming security and short position for the overperforming security. For options, the underlying fund or the Sub-Adviser would write put option for underperforming stock and call option for outperforming stock. A profit can be realized when the divergence is corrected and the securities are brought to original correlation by market forces. Although the strategy does not have much downside risk, there is a scarcity of opportunities.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and will generally seek to have low correlation to major market indices. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers, and it is possible to lose money on both the long position and the short position.

COMMODITY INVESTMENTS—The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity investments, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Advisers and, to the extent it directly managed the assets of an Underlying SEI Fund, SIMC, seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns. Such issuers' securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

EXCHANGE TRADED NOTES ("ETNs")—ETNs are generally senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN's returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN's maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments, and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer's credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. Certain ETNs may not produce qualifying income for purposes of the "90% Test" (as defined in the "Taxes" section of this SAI), which must be met in order for an Underlying SEI Fund to maintain its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Underlying SEI Funds intend to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Underlying SEI Funds may not be able to accurately predict the non-qualifying income from these investments (see more information in the "Taxes" section of this SAI).

INVESTMENT IN SUBSIDIARY—Each of the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Underlying SEI Fund organized under the laws of the Cayman Islands (each, a "Subsidiary" and, together, the "Subsidiaries"). Each Subsidiary, unlike the applicable Underlying SEI Fund, may invest to a significant extent in commodity-linked securities and derivative instruments. An Underlying SEI Fund may invest up to 25% of its total assets in the applicable Subsidiary. The derivative instruments in which a Subsidiary primarily intends to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract or a subset of commodities or commodity futures contracts.

With respect to its investments, a Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the applicable Underlying SEI Fund; however, each Subsidiary (unlike the applicable Underlying SEI Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments. Each Underlying SEI Fund and its Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that, with respect to their investments in certain securities that may involve leverage, a Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the applicable Underlying SEI Fund.

Each Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, each Underlying SEI Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Underlying SEI Funds and the Subsidiaries, respectively, are organized, could result in the inability of the Underlying SEI Funds and/or the Subsidiaries to operate as intended and could negatively affect the Underlying SEI Funds and their shareholders.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the Internal Revenue Service ("IRS") concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for regulated investment company ("RIC") qualification purposes, regardless of whether actual distributions are made to the Underlying SEI Funds by their respective Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations that principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter rulings requested by the Underlying SEI Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling requests are pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Underlying SEI Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Underlying SEI Funds from controlled foreign corporations such as the Subsidiaries, the Underlying SEI Funds would likely need to significantly change their investment strategies, which could adversely affect such Underlying SEI Fund.

MASTER LIMITED PARTNERSHIPS—The Multi-Asset Income Fund may invest up to 25% of its assets in master limited partnership units. Investments in units of master limited partnerships involve risks that differ from an investment in common stock. Holders of the units of master limited partnerships have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of master limited partnerships. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. The benefit the Underlying SEI Fund derives from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, there would be reduction in the after-tax return to the Underlying SEI Fund of distributions from the MLP, likely causing a reduction in the value of the Underlying SEI Fund's shares. MLP entities are typically focused in the energy, natural resources and real estate sectors of the economy. A downturn in the energy, natural resources or real estate sectors of the economy could have an adverse impact on the Underlying SEI Fund. At times, the performance of securities of companies in the energy, natural resources and real estate sectors of the economy may lag the performance of other sectors or the broader market as a whole. The Code provides that the Underlying SEI Fund is permitted to invest up to 25% of its assets in one or more qualified publicly traded partnerships ("QPTPs"), which will include certain MLPs, and treat the income distributed by such QPTPs as qualifying income for purposes of the regulated investment company annual qualifying income requirements described in the "Taxes" section below.

SOVEREIGN DEBT—The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, an Underlying SEI Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

There are no other changes to the permitted investments and risk factors of the Underlying SEI Funds.

Changes in Investment Limitations of the Underlying SEI Funds

Under the heading "Fundamental Policies," under the section entitled "Investment Limitations of the Underlying SEI Funds," the last sentence of the fourth paragraph is hereby deleted and replaced with the following:

This investment limitation does not apply to the SIMT Real Estate, Multi-Asset Accumulation or Multi- Asset Inflation Managed Funds or the SIT Emerging Markets Debt Fund.

In addition, under the heading "Non-Fundamental Policies," under the section entitled "Investment Limitations of the Underlying SEI Funds," the following disclosure is hereby added:

Each of the SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Funds may not:

1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3.  Purchase any securities that would cause 25% or more of the total assets of the Underlying SEI Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that each Underlying SEI Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

4.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets), provided that, for purposes of this limitation, investment strategies which either obligate the Underlying SEI Fund to purchase securities or require the Underlying SEI Fund to segregate assets are not considered to be borrowings.

5.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Underlying SEI Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

6.  Invest in unmarketable interests in real estate limited partnerships or invest directly in real estate except as permitted by the 1940 Act. For the avoidance of doubt, the foregoing policy does not prevent an Underlying SEI Fund from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

Each of the SIMT Multi-Asset Accumulation, Multi-Asset Income, Multi-Asset Inflation Managed and Multi-Asset Capital Stability Fund may:

1.  Purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

Each of the SIMT Multi-Asset Income and Multi-Asset Capital Stability Funds may not:

1.  With respect to 75% of its assets: (i) purchase the securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

There are no other changes in the investment limitations of the Underlying SEI Funds.

Change in Portfolio Management of the Underlying SEI Funds

Under the section entitled "Managers of the Underlying SEI Funds," the following paragraphs are hereby added in the appropriate alphabetical order thereof:

SIMT Multi-Asset Accumulation Fund

AQR Capital Management, LLC ("AQR") serves as the Sub-Adviser to a portion of the assets of the SIMT Multi-Asset Accumulation Fund (and its Subsidiary). AQR, a Delaware limited liability company founded in 1998, is a wholly owned subsidiary of AQR Capital Management Holdings, LLC ("Holdings"), which has no activities other than holding the interests of AQR. Holdings is majority-owned by AQR's principals, and Clifford Asness, Ph.D. may be deemed to control AQR indirectly through his significant ownership interest in Holdings. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830.

SIMT Multi-Asset Income Fund

Guggenheim Partners Asset Management, LLC ("GPAM") serves as the Sub-Adviser to a portion of the assets of the SIMT Multi-Asset Income Fund. GPAM, a Delaware limited liability company, was founded in 2005 and registered with the SEC in 2006. GPAM is an indirect subsidiary of Guggenheim Partners, LLC. The principal business address of GPAM is 100 Wilshire Boulevard, 5th Floor, Santa Monica, California 90401.

SIMT Multi-Asset Inflation Managed Fund

AllianceBernstein L.P. ("AllianceBernstein") serves as the Sub-Adviser to a portion of the assets of the SIMT Multi-Asset Inflation Managed Fund (and its Subsidiary). As of September 30, 2011, AllianceBernstein is 63.06% owned by AXA Financial, Inc., 26.10% owned by the public and 10.84% owned by AllianceBernstein directors, officers and employees. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the world's largest global financial services organizations. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

SIMT Multi-Asset Capital Stability Fund

AllianceBernstein L.P. ("AllianceBernstein") serves as the Sub-Adviser to a portion of the assets of the Multi-Asset Capital Stability Fund. As of September 30, 2011, AllianceBernstein is 63.06% owned by AXA Financial, Inc., 26.10% owned by the public and 10.84% owned by AllianceBernstein directors, officers and employees. AXA Financial, Inc. is a wholly owned subsidiary of AXA, one of the world's largest global financial services organizations. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105.

There no other changes in the portfolio management of the Underlying SEI Funds.

Change in Tax Disclosure

Under the section entitled "Taxes," the following paragraphs are hereby added:

An Underlying SEI Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by an Underlying SEI Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to an Underlying SEI Fund and/or defer such Underlying SEI Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Funds.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of an Underlying SEI Fund's management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Underlying SEI Fund during any fiscal year in order to maintain its qualification as a RIC.

The Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds have each requested private letter rulings from the IRS concluding that the income generated from their investment in their respective Subsidiaries, each of which invests in commodity-linked derivatives, will be "qualifying income" for regulated investment company (RIC) qualification purposes, regardless of whether actual distributions are made to the Underlying SEI Funds by the respective Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiaries, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as "qualifying income" for purposes of the RIC qualification rules. As a result, there can be no assurance that the IRS will grant the private letter rulings requested by the Underlying SEI Funds. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. While the private letter ruling requests are pending with the IRS, the Multi-Asset Accumulation and Multi-Asset Inflation Managed Funds intend to secure an opinion of counsel based on customary representations that actual distributions made to the Underlying SEI Funds should be treated as "qualifying income." If the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Underlying SEI Funds from controlled foreign corporations such as the Subsidiaries, the Underlying SEI Funds would likely need to significantly change their investment strategies, which could adversely affect such Underlying SEI Fund.

Certain master limited partnerships may qualify as "qualified publicly traded partnerships" for purposes of the Subchapter M diversification rules described above. In order to do so, the master limited partnership must satisfy two requirements during the taxable year. First, the interests of such partnership either must be traded on an established securities market or must be readily tradable on a secondary market (or the substantial equivalent thereof). Second, the partnership must meet the 90% gross income requirements for the exception from treatment as a corporation with gross income other than income consisting of dividends, interest, payments with respect to securities loans, or gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing in such stock securities or currencies.

An Underlying SEI Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. An Underlying SEI Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Underlying SEI Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the "90% Test" described above in the paragraph discussing the requirements for qualification as a RIC. An Underlying SEI Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Underlying SEI Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Underlying SEI Fund's other investments and shareholders are advised on the nature of the distributions.

An Underlying SEI Fund's transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Underlying SEI Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Underlying SEI Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. Most foreign exchange gains realized on the sale of foreign stocks and securities are treated as ordinary income by the Underlying SEI Fund. Similarly, foreign exchange losses realized by the Underlying SEI Fund on the sale of stocks and securities are generally treated as ordinary losses by the Underlying SEI Fund. These gains, when distributed, will be taxed to you as ordinary dividends, and any losses will reduce the Underlying SEI Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Underlying SEI Fund's ordinary income distributions to you and may cause some or all of the Underlying SEI Fund's previously distributed income to be classified as a return of capital. These provisions may also require the Underlying SEI Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Underlying SEI Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes discussed above. Accordingly, in order to avoid certain income and excise taxes, the Underlying SEI Fund may be required to liquidate Underlying SEI Fund investments at a time when the investment advisor might not otherwise have chosen to do so.

As described above, gains from the sale or other disposition of foreign currencies and other income (including, but not limited to, gains from options, futures or forward contracts) derived from investing in stock, securities or foreign currencies are generally included as qualifying income in applying the 90% Test. It should be noted, however, that for purposes of the 90% Test, the Secretary of the Treasury is authorized to issue regulations that would exclude from qualifying income foreign currency gains that are not directly related to the RIC's principal business of investing in stock or securities (or options and futures with respect to stock or securities). No regulations have been issued pursuant to this authorization. It is possible, however, that such regulations may be issued in the future. It is possible that under such future regulations an Underlying SEI Fund may no longer satisfy the 90% Test and might fail to qualify as a RIC.

If an Underlying SEI Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Underlying SEI Fund will be subject to one of the following special tax regimes: (i) the Underlying SEI Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Underlying SEI Fund as a dividend to its shareholders; (ii) if the Underlying SEI Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Underlying SEI Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Underlying SEI Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Underlying SEI Fund; or (iii) the Underlying SEI Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

If the Underlying SEI Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Underlying SEI Fund elects to include market discount in income currently), the Underlying SEI Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, the Underlying SEI Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, the Underlying SEI Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

The Underlying SEI Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Underlying SEI Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Underlying SEI Fund elects to include the market discount in income as it accrues as discussed above.

The Underlying SEI Fund's investment in lower-rated or unrated debt securities may present issues for the Underlying SEI Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

There are no other changes to the tax disclosure.

Change in Portfolio Management for the Funds

Under the heading entitled "Portfolio Management," under the section entitled "The Investment Adviser to the Funds," the entire disclosure is hereby deleted and replaced with the following:

Compensation. SIMC compensates each portfolio manager for his management of the Funds. Each portfolio manager's compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager's compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of each portfolio manager's compensation is based upon various performance factors, including the portfolio manager's performance versus a proxy, global balanced portfolio over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target out-performance of the global balanced portfolio. Another key factor is the portfolio manager's team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of December 31, 2011, the portfolio managers did not beneficially own any shares of the Funds.

Other Accounts. As of December 31, 2011, in addition to the Funds, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Casey Anderson	15	$633.5	0	$0	18	$718.5

No account listed above is subject to a performance-based advisory fee.

As of December 31, 2011, James Solloway, James Smigiel and Ryan Schneck were not currently responsible for the day-to-day management of any other accounts.

Conflicts of Interest. The portfolio manager's management of registered investment companies, other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with his day-to-day management of the Funds' investments. The other accounts might have similar investment objectives as the Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Funds.

While the portfolio manager's management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that reasonably manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Funds. Because of his position with the Funds, the portfolio manager knows the size, timing and possible market impact of Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of the other accounts and to the possible detriment of the Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of the Funds and the other accounts, which, in theory, may allow him to allocate investment opportunities in a way that favors the other accounts over the Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio manager receive, or expect to receive, greater compensation from their management of the other accounts than the Funds. Notwithstanding this theoretical conflict of interest, it is SIMC's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for other accounts securities that differ in identity or quantity from securities bought for the Funds, such an approach might not be suitable for the Funds given their investment objectives and related restrictions.

There are no other changes in the portfolio management of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-777 (3/12)